Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of Investments in Associates and Joint Ventures
The following table presents the Group’s principal associates and joint venture at March 31, 2026. Investments in associates and joint ventures of the Group are accounted for using the equity method unless they are held for sale.

Company Name	Country of Incorporation	Proportion of Ownership Interest (1)	Proportion of Voting Rights (1)	Main Business
		(%)	(%)
Principal Associates
PayPay Bank Corporation	Japan	21.5	21.5	Internet banking
YES BANK LIMITED	India	24.9	24.9	Commercial banking
ACLEDA Bank Plc.	Cambodia	18.0	18.0	Commercial banking
Vietnam Prosperity Joint-Stock Commercial Bank	Vietnam	15.0	15.0	Commercial banking
Rizal Commercial Banking Corporation	Philippines	24.4	24.4	Commercial banking
Sumitomo Mitsui Auto Service Company, Limited	Japan	26.1	26.1	Leasing
SMBC Aviation Capital Limited	Ireland	32.0	32.0	Leasing
POCKET CARD CO., LTD.	Japan	20.0	20.0	Credit card
VPBank SMBC Finance Company Limited	Vietnam	49.0	49.0	Consumer lending
SAKURA KCS Corporation	Japan	29.7	29.7	System engineering and data processing
JSOL Corporation	Japan	50.0	50.0	System development and data processing
Sakura Information Systems Co., Ltd.	Japan	49.0	49.0	System engineering and data processing
China Post & Capital Fund Management Co., Ltd.	China	23.6	23.6	Investment management, and investment advisory and agency
Principal Joint Venture
Sumitomo Mitsui Finance and Leasing Company, Limited	Japan	50.0	50.0	Leasing

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.

Financial Information of all Individually Immaterial Associates and Joint Ventures	The following table summarizes, in aggregate, the financial information of all individually immaterial associates and joint ventures that are accounted for using the equity method:

	At and for the fiscal year ended March 31,
	2026	2025
	(In millions)
Carrying amount of investments in associates and joint ventures	¥1,913,920	¥1,588,820
Share of:
Profit from continuing operations	132,296	142,678
Other comprehensive income	23,182	39,897
Total comprehensive income	155,478	182,575